OPERATING SEGMENTS (Details 1) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Non-Current Assets	[1]	$ 363,414	$ 383,995
United States
Disclosure of geographical areas [line items]
Non-Current Assets	[1]	62,252	74,409
Israel
Disclosure of geographical areas [line items]
Non-Current Assets	[1]	296,640	305,010
APAC
Disclosure of geographical areas [line items]
Non-Current Assets	[1]	1,354	1,170
EMEA
Disclosure of geographical areas [line items]
Non-Current Assets	[1]	$ 3,168	$ 3,406

[1]	Other than Deferred tax assets, Investment in shares and Other long-term assets. As of December 31, 2025 and 2024, Intangible assets, net, which are non-related to a specific geographic area, in the total amount of USD 248 million and USD 246 million, respectively, are presented as part of the parent company, which is located in Israel.